Revenue, Other Income and Other Gains and Losses - Summary of Revenue from Continuing Operations (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from Continuing Operations	$ 22,047	$ 263,634
Licenses
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from Continuing Operations	$ 22,047	$ 263,634